UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sepetemebr 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
           --------------------------------------------------
Address:   375 Park Avenue, Suite 1903
           --------------------------------------------------
           New York, New York 10152
           --------------------------------------------------

Form 13F File Number:     028-12218
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory         New York, New York              11/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            40
                                               -------------

Form 13F Information Table Value Total:          $91,813
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

           COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8

                                                                 VALUE  SHARES/ SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    x($1000)  PRN AMT PRN  CALL  DISCRETN  MANAGERS    VOTING AUTHORITY
                                                                                                                  SOLE SHARED  NONE

AMERICAN EAGLE OUTFITTERS NE           COM         02553E106       526   20,000  SH        SOLE                 20,000    0      0
AMERIGROUP CORP                        COM         03073T102     2,069   60,000  SH        SOLE                 60,000    0      0
APPLE INC                              COM         037833100     3,069   20,000  SH        SOLE                 20,000    0      0
BE AEROSPACE INC                       COM         073302101     1,620   39,000  SH        SOLE                 39,000    0      0
BOEING CO                              COM         097023105       525    5,000  SH        SOLE                  5,000    0      0
BOYD GAMING CORP                       COM         103304101     1,071   25,000  SH        SOLE                 25,000    0      0
CVS CAREMARK CORPORATION               COM         126650100     3,963  100,000  SH        SOLE                100,000    0      0
CATERPILLAR INC DEL                    COM         149123101     3,137   40,000  SH        SOLE                 40,000    0      0
CHARLOTTE RUSSE HLDG INC               COM         161048103       732   50,000  SH        SOLE                 50,000    0      0
GAMESTOP CORP NEW                     CL A         36467W109       282    5,000  SH        SOLE                  5,000    0      0
GENERAL MTRS CORP                      COM         370442105     3,303   90,000  SH        SOLE                 90,000    0      0
GOODYEAR TIRE & RUBR CO                COM         382550101       912   30,000  SH        SOLE                 30,000    0      0
GRACE W R & CO DEL NEW                 COM         38388F108     2,686  100,000  SH        SOLE                100,000    0      0
HOKU SCIENTIFIC INC                    COM         434712105       484   50,000  SH   PUT  SOLE                 50,000    0      0
IHOP CORP                              COM         449623107       633   10,000  SH        SOLE                 10,000    0      0
JONES APPAREL GROUP INC                COM         480074103     5,811  275,000  SH        SOLE                275,000    0      0
JOY GLOBAL INC                         COM         481165108     1,526   30,000  SH        SOLE                 30,000    0      0
KOHLS CORP                             COM         500255104     1,519   26,500  SH        SOLE                 26,500    0      0
LEAR CORP                              COM         521865105     2,247   70,000  SH        SOLE                 70,000    0      0
MEDCO HEALTH SOLUTIONS INC             COM         58405U102     1,356   15,000  SH        SOLE                 15,000    0      0
MIRANT CORP NEW                        COM         60467R100     3,051   75,000  SH        SOLE                 75,000    0      0
MYLAN LABS INC                         COM         628530107       798   50,000  SH        SOLE                 50,000    0      0
NORTHWEST AIRL CORP                    COM         667280408     4,788  269,005  SH        SOLE                269,005    0      0
OM GROUP INC                           COM         670872100     1,320   25,000  SH        SOLE                 25,000    0      0
RTI INTL METALS INC                    COM         74973W107       793   10,000  SH        SOLE                 10,000    0      0
RESEARCH IN MOTION LTD                 COM         760975102     1,971   20,000  SH        SOLE                 20,000    0      0
ROSETTA RESOURCES INC                  COM         777779307     1,445   78,800  SH        SOLE                 78,800    0      0
SCHEIN HENRY INC                       COM         806407102     2,129   35,000  SH        SOLE                 35,000    0      0
SEACOR HOLDINGS INC                    COM         811904101     4,755   50,000  SH        SOLE                 50,000    0      0
TEMPUR PEDIC INTL INC                  COM         88023U101     3,933  110,000  SH        SOLE                110,000    0      0
TERRA INDS INC                         COM         880915103     3,439  110,000  SH        SOLE                110,000    0      0
TEVA PHARMACEUTICAL INDS LTD           ADR         881624209     3,780   85,000  SH        SOLE                 85,000    0      0
THERMO FISHER SCIENTIFIC INC           COM         883556102     3,463   60,000  SH        SOLE                 60,000    0      0
TITAN INTL INC ILL                     COM         88830M102     5,586  175,000  SH        SOLE                175,000    0      0
TRINITY INDS INC                       COM         896522109     1,502   40,000  SH        SOLE                 40,000    0      0
VULCAN MATLS CO                        COM         929160109       892   10,000  SH        SOLE                 10,000    0      0
YAMANA GOLD INC                        COM         98462Y100     2,945  250,000  SH        SOLE                250,000    0      0
NOBLE CORPORATION                      SHS         G65422100     2,453   50,000  SH        SOLE                 50,000    0      0
MILLICOM INTL CELLULAR S A           SHS NEW       L6388F110     2,869   34,200  SH        SOLE                 34,200    0      0
CNH GLOBAL N V                       SHS NEW       N20935206     2,430   40,000  SH        SOLE                 40,000    0      0

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